NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Asset Allocation Fund
American Funds NVIT Bond Fund
American Funds NVIT Global Growth Fund
American Funds NVIT Growth Fund
American Funds NVIT Growth-Income Fund

Supplement dated February 9, 2017
to the Prospectus dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

American Funds NVIT Growth Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled "Portfolio Managers" on page 4 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers	Title	Length of Service
Martin Romo	Partner – Capital World Investors, a division of Capital Research	Since 2016
Michael T. Kerr	Partner – Capital World Investors, a division of Capital Research	Since 2005
Ronald B. Morrow	Partner – Capital World Investors, a division of Capital Research	Since 2003
Andraz Razen	Vice President – Capital World Investors, a division of Capital Research	Since 2013
Alan J. Wilson	Partner – Capital World Investors, a division of Capital Research	Since 2014

2.	All references to, and information regarding, Gregory D. Johnson in the Prospectus, as they relate solely to the American Funds NVIT Growth Fund, are hereby deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE